ACCUMULATED OTHER COMPREHENSIVE LOSS - Reclassification out of Accumulated Comprehensive Loss - Q2 (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016		Jun. 30, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance			$ (491.6)	[1]	$ (557.0)
Ending balance	$ (457.5)		(457.5)
Other Comprehensive Income (Loss), Tax [Abstract]
Reclassifications into earnings, tax expense (benefit)	0.4	$ 0.2	0.8		0.2
Change in fair value, tax expense (benefit)	(0.3)	(0.2)	(1.2)		(1.4)
Deferred Gain (Loss) - Hedging [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance			(3.8)
Ending balance	(4.5)		(4.5)
Deferred Gain (Loss) - Hedging [Member] | Interest Rate Swap [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(4.7)	(4.1)	(3.8)		(2.2)
Ending balance	(4.5)	(4.2)	(4.5)		(4.2)
Deferred Gain (Loss) - Hedging [Member] | Interest Rate Swap [Member] | Interest Expense [Member] | Reclassification out of Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Reclassifications into earnings, net of tax	0.7	0.3	1.3		0.3
Change in fair value, net of tax	$ (0.5)	$ (0.4)	$ (2.0)		$ (2.3)

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.